Other Income/(Expense)-Net (Tables)	12 Months Ended
Dec. 31, 2016
Other Income/(Expense) - Net [Abstract]
Schedule Of Other Income/(Expense)- Net

	For the Years Ended December 31,
	2016	2015	2014
Market value gains related to deferred
compensation trusts	$2,061	$148	$3,118
Loss on disposal of property and equipment	(424)	(698)	(640)
Interest income/ (expense)	383	281	(29)
Other--net	-	(418)	72
Total other income/(expense)	$2,020	$(687)	$2,521